Shareholder Report, Holdings (Details)	Dec. 31, 2024
Core Bond Series (Class I) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Core Bond Series (Class I) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Core Bond Series (Class I) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Core Bond Series (Class I) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Core Bond Series (Class I) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Core Bond Series (Class I) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Core Bond Series (Class I) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Core Bond Series (Class I) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Core Bond Series (Class I) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Core Bond Series (Class I) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Core Bond Series (Class I) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Core Bond Series (Class I) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Core Bond Series (Class I) | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Core Bond Series (Class I) | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Core Bond Series (Class I) | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Core Bond Series (Class S) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Core Bond Series (Class S) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Core Bond Series (Class S) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Core Bond Series (Class S) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Core Bond Series (Class S) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Core Bond Series (Class S) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Core Bond Series (Class S) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Core Bond Series (Class S) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Core Bond Series (Class S) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Core Bond Series (Class S) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Core Bond Series (Class S) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Core Bond Series (Class S) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Core Bond Series (Class S) | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Core Bond Series (Class S) | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Core Bond Series (Class S) | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Core Bond Series (Class W) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Core Bond Series (Class W) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Core Bond Series (Class W) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Core Bond Series (Class W) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Core Bond Series (Class W) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Core Bond Series (Class W) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Core Bond Series (Class W) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Core Bond Series (Class W) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Core Bond Series (Class W) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Core Bond Series (Class W) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Core Bond Series (Class W) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Core Bond Series (Class W) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Core Bond Series (Class W) | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Core Bond Series (Class W) | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Core Bond Series (Class W) | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Core Bond Series (Class Z) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Core Bond Series (Class Z) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Core Bond Series (Class Z) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Core Bond Series (Class Z) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Core Bond Series (Class Z) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Core Bond Series (Class Z) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Core Bond Series (Class Z) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Core Bond Series (Class Z) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Core Bond Series (Class Z) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Core Bond Series (Class Z) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Core Bond Series (Class Z) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Core Bond Series (Class Z) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Core Bond Series (Class Z) | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Core Bond Series (Class Z) | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Core Bond Series (Class Z) | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Unconstrained Bond Series (Class I) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Unconstrained Bond Series (Class I) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Unconstrained Bond Series (Class I) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Unconstrained Bond Series (Class I) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Unconstrained Bond Series (Class I) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Unconstrained Bond Series (Class I) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Unconstrained Bond Series (Class I) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Unconstrained Bond Series (Class I) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Unconstrained Bond Series (Class I) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Unconstrained Bond Series (Class I) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Unconstrained Bond Series (Class I) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Unconstrained Bond Series (Class I) | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Unconstrained Bond Series (Class I) | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Unconstrained Bond Series (Class I) | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Unconstrained Bond Series (Class I) | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Unconstrained Bond Series (Class I) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Unconstrained Bond Series (Class I) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Unconstrained Bond Series (Class I) | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Unconstrained Bond Series (Class S) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Unconstrained Bond Series (Class S) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Unconstrained Bond Series (Class S) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Unconstrained Bond Series (Class S) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Unconstrained Bond Series (Class S) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Unconstrained Bond Series (Class S) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Unconstrained Bond Series (Class S) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Unconstrained Bond Series (Class S) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Unconstrained Bond Series (Class S) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Unconstrained Bond Series (Class S) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Unconstrained Bond Series (Class S) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Unconstrained Bond Series (Class S) | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Unconstrained Bond Series (Class S) | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Unconstrained Bond Series (Class S) | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Unconstrained Bond Series (Class S) | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Unconstrained Bond Series (Class S) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Unconstrained Bond Series (Class S) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Unconstrained Bond Series (Class S) | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Unconstrained Bond Series (Class W) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Unconstrained Bond Series (Class W) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Unconstrained Bond Series (Class W) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Unconstrained Bond Series (Class W) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Unconstrained Bond Series (Class W) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Unconstrained Bond Series (Class W) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Unconstrained Bond Series (Class W) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Unconstrained Bond Series (Class W) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Unconstrained Bond Series (Class W) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Unconstrained Bond Series (Class W) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Unconstrained Bond Series (Class W) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Unconstrained Bond Series (Class W) | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Unconstrained Bond Series (Class W) | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Unconstrained Bond Series (Class W) | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Unconstrained Bond Series (Class W) | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Unconstrained Bond Series (Class W) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Unconstrained Bond Series (Class W) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Unconstrained Bond Series (Class W) | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
High Yield Bond Series (Class I) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
High Yield Bond Series (Class I) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
High Yield Bond Series (Class I) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
High Yield Bond Series (Class I) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
High Yield Bond Series (Class I) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
High Yield Bond Series (Class I) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
High Yield Bond Series (Class I) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
High Yield Bond Series (Class I) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
High Yield Bond Series (Class I) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
High Yield Bond Series (Class I) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
High Yield Bond Series (Class I) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
High Yield Bond Series (Class I) | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
High Yield Bond Series (Class I) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
High Yield Bond Series (Class I) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
High Yield Bond Series (Class I) | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
High Yield Bond Series (Class I) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
High Yield Bond Series (Class S) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
High Yield Bond Series (Class S) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
High Yield Bond Series (Class S) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
High Yield Bond Series (Class S) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
High Yield Bond Series (Class S) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
High Yield Bond Series (Class S) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
High Yield Bond Series (Class S) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
High Yield Bond Series (Class S) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
High Yield Bond Series (Class S) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
High Yield Bond Series (Class S) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
High Yield Bond Series (Class S) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
High Yield Bond Series (Class S) | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
High Yield Bond Series (Class S) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
High Yield Bond Series (Class S) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
High Yield Bond Series (Class S) | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
High Yield Bond Series (Class S) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
High Yield Bond Series (Class W) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
High Yield Bond Series (Class W) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
High Yield Bond Series (Class W) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
High Yield Bond Series (Class W) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
High Yield Bond Series (Class W) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
High Yield Bond Series (Class W) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
High Yield Bond Series (Class W) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
High Yield Bond Series (Class W) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
High Yield Bond Series (Class W) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
High Yield Bond Series (Class W) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
High Yield Bond Series (Class W) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
High Yield Bond Series (Class W) | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
High Yield Bond Series (Class W) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
High Yield Bond Series (Class W) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
High Yield Bond Series (Class W) | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
High Yield Bond Series (Class W) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
High Yield Bond Series (Class Z) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
High Yield Bond Series (Class Z) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
High Yield Bond Series (Class Z) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
High Yield Bond Series (Class Z) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
High Yield Bond Series (Class Z) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
High Yield Bond Series (Class Z) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
High Yield Bond Series (Class Z) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
High Yield Bond Series (Class Z) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
High Yield Bond Series (Class Z) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
High Yield Bond Series (Class Z) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
High Yield Bond Series (Class Z) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
High Yield Bond Series (Class Z) | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
High Yield Bond Series (Class Z) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
High Yield Bond Series (Class Z) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
High Yield Bond Series (Class Z) | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
High Yield Bond Series (Class Z) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Diversified Tax Exempt Series (Class A) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Diversified Tax Exempt Series (Class A) | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
Diversified Tax Exempt Series (Class A) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Diversified Tax Exempt Series (Class A) | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.30%
Diversified Tax Exempt Series (Class A) | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Diversified Tax Exempt Series (Class A) | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Diversified Tax Exempt Series (Class A) | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Diversified Tax Exempt Series (Class A) | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Diversified Tax Exempt Series (Class A) | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Diversified Tax Exempt Series (Class A) | OHIO
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Diversified Tax Exempt Series (Class A) | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Diversified Tax Exempt Series (Class A) | MARYLAND
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Diversified Tax Exempt Series (Class A) | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Diversified Tax Exempt Series (Class A) | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Diversified Tax Exempt Series (Class A) | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Diversified Tax Exempt Series (Class W) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Diversified Tax Exempt Series (Class W) | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
Diversified Tax Exempt Series (Class W) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Diversified Tax Exempt Series (Class W) | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.30%
Diversified Tax Exempt Series (Class W) | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Diversified Tax Exempt Series (Class W) | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Diversified Tax Exempt Series (Class W) | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Diversified Tax Exempt Series (Class W) | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Diversified Tax Exempt Series (Class W) | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Diversified Tax Exempt Series (Class W) | OHIO
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Diversified Tax Exempt Series (Class W) | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Diversified Tax Exempt Series (Class W) | MARYLAND
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Diversified Tax Exempt Series (Class W) | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Diversified Tax Exempt Series (Class W) | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Diversified Tax Exempt Series (Class W) | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Callodine Equity Income Series (Class I) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Callodine Equity Income Series (Class I) | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Callodine Equity Income Series (Class I) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Callodine Equity Income Series (Class I) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Callodine Equity Income Series (Class I) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Callodine Equity Income Series (Class I) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Callodine Equity Income Series (Class I) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Callodine Equity Income Series (Class I) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Callodine Equity Income Series (Class I) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Callodine Equity Income Series (Class I) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Callodine Equity Income Series (Class I) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Callodine Equity Income Series (Class I) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Callodine Equity Income Series (Class S) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Callodine Equity Income Series (Class S) | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Callodine Equity Income Series (Class S) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Callodine Equity Income Series (Class S) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Callodine Equity Income Series (Class S) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Callodine Equity Income Series (Class S) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Callodine Equity Income Series (Class S) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Callodine Equity Income Series (Class S) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Callodine Equity Income Series (Class S) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Callodine Equity Income Series (Class S) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Callodine Equity Income Series (Class S) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Callodine Equity Income Series (Class S) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Callodine Equity Income Series (Class Z) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Callodine Equity Income Series (Class Z) | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Callodine Equity Income Series (Class Z) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Callodine Equity Income Series (Class Z) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Callodine Equity Income Series (Class Z) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Callodine Equity Income Series (Class Z) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Callodine Equity Income Series (Class Z) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Callodine Equity Income Series (Class Z) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Callodine Equity Income Series (Class Z) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Callodine Equity Income Series (Class Z) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Callodine Equity Income Series (Class Z) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Callodine Equity Income Series (Class Z) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Credit Series (Class I) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Credit Series (Class I) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Credit Series (Class I) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Credit Series (Class I) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Credit Series (Class I) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Credit Series (Class I) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Credit Series (Class I) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Credit Series (Class I) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Credit Series (Class I) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Credit Series (Class I) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Credit Series (Class I) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Credit Series (Class I) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Credit Series (Class I) | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Credit Series (Class S) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Credit Series (Class S) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Credit Series (Class S) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Credit Series (Class S) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Credit Series (Class S) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Credit Series (Class S) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Credit Series (Class S) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Credit Series (Class S) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Credit Series (Class S) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Credit Series (Class S) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Credit Series (Class S) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Credit Series (Class S) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Credit Series (Class S) | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Credit Series (Class W) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Credit Series (Class W) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Credit Series (Class W) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Credit Series (Class W) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Credit Series (Class W) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Credit Series (Class W) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Credit Series (Class W) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Credit Series (Class W) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Credit Series (Class W) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Credit Series (Class W) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Credit Series (Class W) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Credit Series (Class W) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Credit Series (Class W) | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%